Other intangible assets	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Other intangible assets

8.    Other intangible assets

Changes in the carrying amount of other intangible assets during the years ended December 31 are as follows:

					Other	Accumulated
	Development	Power Supply		Computer	Intangible	Depreciation	Impairment
	Expenditure	Agreements	Rights of Use	Software	Assets	(Note 25.3)	(Note 25.5)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2017	40,354	37,836	20,345	5,815	21,784	(54,629)	(8,666)	62,839
Additions	260	—	55	—	14,472	(8,440)	(443)	5,904
Disposals	—	—	—	(10)	(14,294)	565	—	(13,739)
Transfers from/(to) other accounts	4,044	—	—	—	(150)	(3,894)	—	—
Exchange differences	5,824	—	2,639	242	2,451	(6,353)	(1,149)	3,654
Balance at December 31, 2017	50,482	37,836	23,039	6,047	24,263	(72,751)	(10,258)	58,658
Additions	992	—	—	—	26,385	(9,312)	(16,073)	1,992
Disposals	—	—	—	(64)	(7,260)	—	—	(7,324)
Business combinations (Note 5)	—	—	—	45	—	—	—	45
Transfers from/(to) other accounts	1,919	—	—	—	(1,919)	—	—	—
Exchange differences	(2,408)	—	(648)	(101)	(1,656)	2,546	718	(1,549)
Balance at December 31, 2018	50,985	37,836	22,391	5,927	39,813	(79,517)	(25,613)	51,822

Additions and disposals in other intangible asset in 2018 and 2017 primarily relate to the acquisition, use and expiration of rights held to emit greenhouse gasses by certain Spanish, French and Canadian subsidiaries (see Note 4.20).

As a result of the Business Combination, the Company acquired a power supply agreement which provides favorable below-market power rates to the Alloy, West Virginia facility, which terminates in December 2021.

During 2018 the Company recognised an impairment of $13,947 thousand of development expenditures in relation to our solar-grade silicon metal project based in Puertollano, Spain. Refer to Note 9 for further details.

At December 31, 2018, the Company has other intangible assets of $26,948 thousand, pledged as security for outstanding bank loans and other payables.